UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 10359
Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2009
Date of reporting period: February 28, 2009

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2009

Total Return for the 6 Months Ended February 28, 2009

Russell
				Midcap®	Lipper
				Value	Mid-Cap Value
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
−46.78%	−46.94%	−46.89%	−46.68%	−48.03%	−45.34%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended February 28, 2009 remained extremely challenging for the stock market. With risk aversion rising sharply in the aftermath of the subprime mortgage crisis, banks’ ability to lend and companies’ access to credit were severely dampened. The nearly frozen credit markets led to a downward spiral in the economy, as companies who could no longer readily finance their operations laid off workers, cut production and enacted other measures to reduce costs, or in some cases declared bankruptcy. Unemployment rates continued to increase, with job losses hitting every sector of the economy. In turn, consumer confidence and spending plummeted, further reducing demand for goods and services and hurting corporate earnings. In November 2008, the economy was officially declared in recession since December 2007, and economic activity continued to weaken in the first two months of 2009.

The federal government and central bank intervened with a number of unprecedented measures to try to stabilize the financial markets, reintroduce liquidity into the system, and provide assistance to financial and auto companies teetering on bankruptcy. But investor sentiment remained pessimistic as many observers awaited the economic stimulus proposal by the incoming presidential administration.

The mid-capitalization range of the stock market, in which the Fund primarily invests, was especially affected by the tightening credit conditions. Many mid-cap companies, which are less established than large-cap and “blue chip” companies, rely on the capital markets to fund their operations. In the period under review, all sectors of the mid-cap market had negative returns, as did both the value and growth segments of the stock market.

Performance Analysis

All share classes of Morgan Stanley Mid-Cap Value Fund outperformed the Russell Midcap® Value Index (the “Index”) and underperformed the Lipper Mid-Cap Value Funds Index for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

The largest contributor to relative performance was the financials sector, where both stock selection and the resulting underweight position were additive. In particular, stock selection within the insurance industry drove relative returns, as holdings in this group generally held up better than other financials stocks during the period. The industrials sector was also an area of relative strength. Within the sector, the Fund benefited from its positioning in less

“cyclical” stocks (that is, those less tied to the economic cycle) including a food and perfume additives maker and an aerospace and defense company, rather than the strongly cyclical industrials stocks that fared very poorly during the period. Stock selection and the resulting underweight in the energy sector further bolstered relative performance. The Fund established positions in exploration and production stocks as the stocks had become attractively valued when investors overreacted to falling oil prices early in the reporting period. Later in the period, the exploration and production stocks rebounded, which helped relative performance.

However, weakness in other investments offset some of the Fund’s relative outperformance. Stock selection in the health care sector was among the largest relative detractors, driven by exposure to hospital companies. In consumer staples, stock selection and an underweight in the sector also hurt relative results. Specifically, a holding in a cosmetics products company lost value when the company’s overseas business suffered a major drop in demand amid the global economic downturn. Furthermore, given that the consumer staples sector had a better return than the Index during the period, the Fund would have benefited had it held a larger relative position in the sector overall. Finally, stock selection in the technology sector was a relative detractor. Here, a position in an original equipment manufacturer performed poorly as demand for technology services fell significantly in the slowing economic environment.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/28/09
Perot Systems Corp. (class A)	4.8%
Valspar Corp.	4.6
El Paso Corp.	4.3
Pentair, Inc.	4.3
ConAgra Foods Inc.	4.2
Beckman Coulter, Inc.	3.9
Wisconsin Energy Corp.	3.9
ACE ltd. (Cayman Islands)	3.7
Diebold, Inc.	3.7
HealthSouth Corp.	3.5

TOP FIVE INDUSTRIES as of 02/28/09
Electric Utilities	9.2%
Property/Casualty Insurance	7.1
Insurance Brokers/Services	6.4
Information Technology Services	5.3
Office Equipment/Supplies	5.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stock and other equity securities, including depositary receipts and securities convertible into common stock, of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap® Value Index. As of November 30, 2008, these market capitalizations ranged between $17.0 million and $13.59 billion. In pursuing its investment objective, the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks attractively valued companies experiencing a change that the Investment Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Investment Adviser considers a number of factors, including appreciation to fair value, fundamental changes in the company or changes in economic or market trends. The Investment Adviser may purchase stocks that typically do not pay dividends. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 10/29/01)		(since 10/29/01)		(since 10/29/01)		(since 10/29/01)
Symbol	MDFAX		MDFBX		MDFCX		MDFDX
1 Year	(47.98)%[3]		(48.29)%[3]		(48.30)%[3]		(47.80)%[3]
	(50.71	) [4]	(50.88	) [4]	(48.82	) [4]	—

5 Years	(5.40	) [3]	(6.10	) [3]	(6.04	) [3]	(5.15	) [3]
	(6.41	) [4]	(6.29	) [4]	(6.04	) [4]	—

Since Inception	(1.75	) [3]	(2.48	) [3]	(2.44	) [3]	(1.50	) [3]
	(2.47	) [4]	(2.48	) [4]	(2.44	) [4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/08 – 02/28/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			09/01/08 –
	09/01/08	02/28/09	02/28/09
Class A
Actual (−46.78% return)	$1,000.00	$532.20	$5.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.06	$7.80
Class B
Actual (−46.94% return)	$1,000.00	$530.60	$8.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.34	$11.53
Class C
Actual (−46.89% return)	$1,000.00	$531.10	$8.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.34	$11.53
Class I
Actual (−46.68% return)	$1,000.00	$533.20	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.56

@	Expenses are equal to the Fund’s annualized expense ratios of 1.56%, 2.31%, 2.31% and 1.31% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Mid-Cap Value Fund
Portfolio of Investment - February 28, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.0%)
	Aerospace & Defense (3.2%)
81,376	Goodrich Corp.	$2,696,801

	Auto Parts: O.E.M. (2.7%)
156,200	Autoliv, Inc.	2,324,256

	Computer Peripherals (3.4%)
165,400	Zebra Technologies Corp. (Class A) (a)	2,906,078

	Electric Utilities (9.2%)
97,090	American Electric Power Co., Inc.	2,723,375
91,400	NRG Energy, Inc. (a)	1,727,460
82,350	Wisconsin Energy Corp.	3,279,177

		7,730,012

	Electronic Components (1.5%)
607,324	Flextronics International Ltd. (Singapore) (a)	1,251,087

	Electronic Equipment/Instruments (5.1%)
85,800	Agilent Technologies, Inc. (a)	1,190,046
142,180	Diebold, Inc.	3,145,022

		4,335,068

	Finance/Rental/Leasing (0.5%)
214,500	CapitalSource, Inc.	401,115
20,378	CIT Group, Inc.	49,926

		451,041

	Food: Major Diversified (4.1%)
232,020	ConAgra Foods Inc.	3,498,862

	Home Furnishings (2.1%)
307,410	Newell Rubbermaid, Inc.	1,736,867

	Hospital/Nursing Management (0.7%)
173,400	Brookdale Senior Living Inc.	632,910

	Household/Personal Care (2.7%)
99,840	Estee Lauder Companies, Inc. (The) (Class A)	2,261,376

	Industrial Specialties (4.6%)
232,080	Valspar Corp.	3,875,736

	Information Technology Services (5.3%)
353,310	Perot Systems Corp. (Class A) (a)	4,020,668
27,900	Teradata Corp.	431,334

		4,452,002

	Insurance Brokers/Services (6.4%)
150,753	Marsh & McLennan Companies, Inc.	2,703,001
121,100	Willis Group Holdings Ltd. (Bermuda)	2,650,879

		5,353,880

	Integrated Oil (2.3%)
35,580	Hess Corp.	1,945,870

	Investment Banks/Brokers (0.8%)
51,000	Schwab (Charles) Corp.	648,210

	Investment Managers (2.1%)
153,835	Invesco Ltd (United Kingdom)	1,758,334

	Major Banks (2.0%)
242,900	KeyCorp	1,702,729

	Medical Specialties (3.9%)
74,010	Beckman Coulter, Inc.	3,318,608

	Miscellaneous Manufacturing (4.3%)
171,690	Pentair, Inc.	3,583,170

	Motor Vehicles (2.0%)
164,072	Harley-Davidson, Inc.	1,657,127

	Office Equipment/Supplies (5.3%)
106,300	Avery Dennison Corp.	2,141,945
122,040	Pitney Bowes, Inc.	2,354,152

		4,496,097

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Portfolio of Investment - February 28, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Oil & Gas Pipelines (4.3%)
531,020	El Paso Corp.	$3,584,385

	Personnel Services (1.7%)
90,400	Robert Half International, Inc.	1,389,448

	Property – Casualty Insurers (7.1%)
86,421	ACE Ltd. (Cayman Islands)	3,155,231
127,722	Aspen Insurance Holdings Ltd. (Bermuda)	2,783,062

		5,938,293

	Regional Banks (3.4%)
51,227	Northern Trust Corp.	2,845,660

	Services to the Health Industry (3.5%)
373,266	HealthSouth Corp. (a)	2,930,138

	Specialty Stores (2.8%)
71,600	O’Reilly Automotive, Inc. (a)	2,388,575

	Total Common Stocks (Cost $139,368,555)	81,692,620

NUMBER OF
SHARES (000)	VALUE
Short-Term Investment (b) (2.7%)
Investment Company
2,237	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $2,236,739)	$2,236,739

Total Investments (Cost $141,605,294) (c)	99.7%	83,929,359
Other Assets in Excess of Liabilities	0.3	288,222

Net Assets	100.0%	$84,217,581

(a)	Non-income producing security.
(b)	See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,446,529 and the aggregate gross unrealized depreciation is $61,122,464, resulting in net unrealized depreciation of $57,675,935.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Summary of Investments by Industry Classification - February 28, 2009 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Electric Utilities	$7,730,012	9.2%
Property – Casualty Insurers	5,938,293	7.1
Insurance Brokers/Services	5,353,880	6.4
Office Equipment/Supplies	4,496,097	5.3
Information Technology Services	4,452,002	5.3
Electronic Equipment/Instruments	4,335,068	5.2
Industrial Specialties	3,875,736	4.6
Oil & Gas Pipelines	3,584,385	4.3
Miscellaneous Manufacturing	3,583,170	4.3
Food: Major Diversified	3,498,862	4.2
Medical Specialties	3,318,608	3.9
Services To The Health Industry	2,930,138	3.5
Computer Peripherals	2,906,078	3.5
Regional Banks	2,845,660	3.4
Aerospace & Defense	2,696,801	3.2
Specialty Stores	2,388,575	2.8
Auto Parts: O.E.M.	2,324,256	2.8
Household/Personal Care	2,261,376	2.7
Investment Company	2,236,739	2.7
Integrated Oil	1,945,870	2.3
Investment Managers	1,758,334	2.1
Home Furnishings	1,736,867	2.1
Major Banks	1,702,729	2.0
Motor Vehicles	1,657,127	2.0
Personnel Services	1,389,448	1.6
Electronic Components	1,251,087	1.5
Investment Banks/Brokers	648,210	0.8
Hospital/Nursing Management	632,910	0.7
Finance/Rental/Leasing	451,041	0.5

	$83,929,359	100.0%

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $139,368,555)	$81,692,620
Investment in affiliate, at value (cost $2,236,739)	2,236,739
Receivable for:
Investments sold	1,028,221
Dividends	346,435
Shares of beneficial interest sold	56,867
Dividends from affiliate	862
Prepaid expenses and other assets	30,699

Total Assets	85,392,443

Liabilities:
Payable for:
Investments purchased	673,235
Shares of beneficial interest redeemed	288,311
Investment advisory fee	55,000
Transfer agent fee	49,760
Distribution fee	15,422
Administration fee	6,149
Accrued expenses and other payables	86,985

Total Liabilities	1,174,862

Net Assets	$84,217,581

Composition of Net Assets:
Paid-in-capital	$179,279,429
Net unrealized depreciation	(57,675,935)
Accumulated undistributed net investment income	194,628
Accumulated net realized loss	(37,580,541)

Net Assets	$84,217,581

Class A Shares:

Net Assets	$8,454,703
Shares Outstanding (unlimited authorized, $.01 par value)	1,852,630
Net Asset Value Per Share	$4.56

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$4.81

Class B Shares:
Net Assets	$11,465,661
Shares Outstanding (unlimited authorized, $.01 par value)	2,692,328
Net Asset Value Per Share	$4.26

Class C Shares:
Net Assets	$3,520,448
Shares Outstanding (unlimited authorized, $.01 par value)	823,451
Net Asset Value Per Share	$4.28

Class I Shares:
Net Assets	$60,776,769
Shares Outstanding (unlimited authorized, $.01 par value)	13,101,737
Net Asset Value Per Share	$4.64

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Statements continued

Statement of Operations
For the six months ended February 28, 2009 (unaudited)

Net Investment Income:
Income
Dividends	$1,620,693
Dividends from affiliate	14,391

Total Income	1,635,084

Expenses
Investment advisory fee	458,504
Transfer agent fees and expenses	200,740
Distribution fee (Class A shares)	13,586
Distribution fee (Class B shares)	83,112
Distribution fee (Class C shares)	21,980
Administration fee	50,945
Shareholder reports and notices	43,650
Professional fees	33,156
Registration fees	17,782
Custodian fees	9,733
Trustees’ fees and expenses	2,104
Other	14,590

Total Expenses	949,882
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(998)

Net Expenses	948,884

Net Investment Income	686,200

Realized and Unrealized Loss:
Net realized loss	(27,572,654)
Net change in unrealized appreciation/depreciation	(62,575,828)

Net Loss	(90,148,482)

Net Decrease	$(89,462,282)

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	FEBRUARY 28, 2009	AUGUST 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$686,200	$1,018,908
Net realized gain (loss)	(27,572,654)	2,248,055
Net change in unrealized appreciation/depreciation	(62,575,828)	(31,935,554)

Net Decrease	(89,462,282)	(28,668,591)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(125,125)	(40,823)
Class I shares	(1,374,889)	(925,131)
Net realized gain
Class A shares	(1,739)	(4,428,696)
Class B shares	(2,694)	(9,591,552)
Class C shares	(822)	(2,024,591)
Class I shares	(13,401)	(49,299,460)

Total Dividends and Distributions	(1,518,670)	(66,310,253)

Net increase (decrease) from transactions in shares of beneficial interest	(32,490,581)	8,066,866

Net Decrease	(123,471,533)	(86,911,978)
Net Assets:
Beginning of period	207,689,114	294,601,092

End of Period (Including accumulated undistributed net investment income of $194,628 and $1,008,442, respectively)	$84,217,581	$207,689,114

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Mid-Cap Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is above-average total return. Fund was organized as a Massachusetts business trust on
April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period September 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective
January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion; and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $80,391 at February 28, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of $10,389 and $254, respectively and received $6,521 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2009, Advisory fees paid were reduced by $998 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $14,391 for the six months ended February 28, 2009. During the six months ended February 28, 2009, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $24,899,564 and $26,196,482, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2009 aggregated $26,037,496 and $58,594,082 respectively. Included in the aforementioned transactions are sales of $270,864 with other Morgan Stanley funds, including realized losses of $481,876.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

For the six months ended February 28, 2009, the Fund incurred brokerage commissions of $14,424 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures (“futures contracts”). Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	FEBRUARY 28, 2009		AUGUST 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	347,104	$1,871,115	351,250	$3,652,831
Conversion from Class B	18,212	125,720	135,242	1,445,502
Reinvestment of distributions and dividends	23,975	125,389	418,995	4,118,719
Redeemed	(360,875)	(2,085,259)	(565,749)	(5,609,946)

Net increase – Class A	28,416	36,965	339,738	3,607,106

CLASS B SHARES
Sold	108,736	544,105	158,468	1,645,225
Conversion to Class A	(19,654)	(125,720)	(144,658)	(1,445,502)
Reinvestment of distributions	532	2,603	954,012	8,719,674
Redeemed	(727,949)	(4,027,953)	(1,151,721)	(10,595,786)

Net decrease – Class B	(638,335)	(3,606,965)	(183,899)	(1,676,389)

CLASS C SHARES
Sold	207,544	1,035,419	114,778	1,132,666
Reinvestment of distributions	163	800	204,707	1,879,207
Redeemed	(158,484)	(922,123)	(257,758)	(2,360,837)

Net increase – Class C	49,223	114,096	61,727	651,036

CLASS I SHARES
Sold	649,199	3,815,959	1,655,121	16,523,042
Reinvestment of distributions and dividends	260,185	1,381,581	4,229,634	42,380,932
Redeemed	(5,735,981)	(34,232,217)	(5,451,827)	(53,418,861)

Net increase (decrease) – Class I	(4,826,597)	(29,034,677)	432,928	5,485,113

Net increase (decrease) in Fund	(5,387,293)	$(32,490,581)	650,494	$8,066,866

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

As of August 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2009 (unaudited) continued

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$83,929,359	$83,929,359	—	—

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Mid-Cap Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008	2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.68			$12.67	$11.68		$12.46	$11.08	$10.11

Income (loss) from investment operations:
Net investment income (loss)(1)	0.03			0.04	0.04		0.03	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(4.08)			(1.07)	2.36		1.25	2.52	0.99

Total income (loss) from investment operations	(4.05)			(1.03)	2.40		1.28	2.50	0.97

Less dividends and distributions from:
Net investment income	(0.07)			(0.03)	(0.02)		—	—	—
Net realized gain	—			(2.93)	(1.39)		(2.06)	(1.12)	—

Total dividends and distributions	(0.07)			(2.96)	(1.41)		(2.06)	(1.12)	—

Net asset value, end of period	$4.56			$8.68	$12.67		$11.68	$12.46	$11.08

Total Return(2)	(46.78)		%(5)	(10.86)%	21.51%		11.30%	23.55%	9.50%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.56%(4	)(6)		1.36%(4)	1.40	%(4)	1.39%	1.40%	1.40%
Net investment income (loss)	1.01%(4	)(6)		0.34%(4)	0.28	%(4)	0.23%	(0.08)%	(0.14)%
Supplemental Data:
Net assets, end of period, in thousands	$8,455			$15,841	$18,806		$14,634	$11,757	$3,878
Portfolio turnover rate	20%(5)			45%	80%		52%	72%	151%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.03			$11.99		$11.18		$12.09	$10.85	$9.98

Income (loss) from investment operations:
Net investment income (loss)(1)	0.01			(0.04)		(0.06)		(0.06)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	(3.78)			(0.99)		2.26		1.21	2.45	0.97

Total income (loss) from investment operations	(3.77)			(1.03)		2.20		1.15	2.36	0.87

Less distributions from net realized gain	—			(2.93)		(1.39)		(2.06)	(1.12)	—

Net asset value, end of period	$4.26			$8.03		$11.99		$11.18	$12.09	$10.85

Total Return(2)	(46.94)		%(5)	(11.46)%		20.48%		10.48%	22.58%	8.72%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.31%(4	)(6)		2.11%(4)		2.16%(4)		2.15%	2.16%	2.16%
Net investment income (loss)	0.26%(4	)(6)		(0.41)	%(4)	(0.48)	%(4)	(0.53)%	(0.84)%	(0.90)%
Supplemental Data:
Net assets, end of period, in thousands	$11,466			$26,748		$42,122		$46,862	$56,389	$60,987
Portfolio turnover rate	20%(5)			45%		80%		52%	72%	151%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.06			$12.02		$11.21		$12.11	$10.86	$9.98

Income (loss) from investment operations:
Net investment income (loss)(1)	0.01			(0.04)		(0.06)		(0.06)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	(3.79)			(0.99)		2.26		1.22	2.45	0.97

Total income (loss) from investment operations	(3.78)			(1.03)		2.20		1.16	2.37	0.88

Less distributions from net realized gain	—			(2.93)		($1.39)		(2.06)	(1.12)	—

Net asset value, end of period	$4.28			$8.06		$12.02		$11.21	$12.11	$10.86

Total Return(2)	(46.89)		%(5)	(11.52)%		20.52%		10.56%	22.66%	8.82%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.31%(4	)(6)		2.10%(4)		2.15%(4)		2.13%	2.04%	2.08%
Net investment income (loss)	0.26%(4	)(6)		(0.40)	%(4)	(0.47)	%(4)	(0.51)%	(0.72)%	(0.82)%
Supplemental Data:
Net assets, end of period, in thousands	$3,520			$6,243		$8,563		$8,061	$8,268	$8,119
Portfolio turnover rate	20%(5)			45%		80%		52%	72%	151%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2009			2008	2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.86			$12.87	$11.84		$12.58	$11.15	$10.15

Income (loss) from investment operations:
Net investment income (1)	0.04			0.06	0.07		0.06	0.02	0.01
Net realized and unrealized gain (loss)	(4.16)			(1.08)	2.40		1.26	2.53	0.99

Total income (loss) from investment operations	(4.12)			(1.02)	2.47		1.32	2.55	1.00

Less dividends and distributions from:
Net investment income	(0.10)			(0.06)	(0.05)		—	—	—
Net realized gain	—			(2.93)	(1.39)		(2.06)	(1.12)	—

Total dividends and distributions	(0.10)			(2.99)	(1.44)		(2.06)	(1.12)	—

Net asset value, end of period	$4.64			$8.86	$12.87		$11.84	$12.58	$11.15

Total Return(2)	(46.68)		%(5)	(10.63)%	21.81%		11.54%	23.87%	9.75%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.31%(4	)(6)		1.11%(4)	1.16	%(4)	1.15%	1.16%	1.16%
Net investment income	1.26%(4	)(6)		0.59%(4)	0.52	%(4)	0.47%	0.16%	0.10%
Supplemental Data:
Net assets, end of period, in thousands	$60,777			$158,857	$225,109		$214,631	$259,160	$236,039
Portfolio turnover rate	20%(5)			45%	80%		52%	72%	151%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

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To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

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Morgan Stanley Mid-Cap Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

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To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

T-rustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Mid-Cap Value Fund

Semiannual
Report
February 28, 2009

MDPSAN
IU09-01676P-Y02/09

Item 1 — Report to Shareholders
Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Randy Takian Randy Takian Principal Executive Officer April 16, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian Principal Executive Officer April 16, 2009

/s/ Francis Smith Francis Smith Principal Financial Officer April 16, 2009

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